Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings.
Borrowings

C5     Borrowings

Although initially recognised at fair value (net of transaction costs), borrowings are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or, for hybrid debt, over the expected life of the instrument.

C5.1  Core structural borrowings of shareholder-financed businesses

	31 Dec 2022 $m	31 Dec 2021 $m
Subordinated debt:
US$1,000m 5.25% Notesnote (i)	—	1,000
US$725m 4.375% Notesnote (ii)	—	725
US$750m 4.875% Notes	750	748
€20m Medium Term Notes 2023	21	23
£435m 6.125% Notes 2031	520	584
US$1,000m 2.95% Notes 2033	995	995
Senior debt:note (iii)
£300m 6.875% Notes 2023note (iv)	361	404
£250m 5.875% Notes 2029	281	313
US$1,000m 3.125% Notes 2030	987	985
US$350m 3.625% Notes 2032note (v)	346	—
Bank loans:
US$350m Loan 2024note(v)	—	350
Total core structural borrowings of shareholder-financed businesses	4,261	6,127

Notes

(i)	The US$1,000 million notes were redeemed on 20 January 2022 using the proceeds from the issuance of ordinary shares during 2021 as discussed in note C8.
(ii)	The US$725 million notes were redeemed on 20 January 2022 using the proceeds from the US$1,000 million subordinated debt issued in November 2021.
(iii)	The senior debt ranks above subordinated debt in the event of liquidation.
(iv)	The £300 million notes were redeemed on 20 January 2023.
(v)

In March 2022, the Company issued US$350 million 3.625 per cent senior debt maturing on 24 March 2032 with proceeds, net of costs, of US$346 million, which was used to redeem the US$350 million bank loan in May 2022.

C5.2  Operational borrowings

	31 Dec 2022 $m	31 Dec 2021 $m
Shareholder-financed business:
Borrowings in respect of short-term fixed income securities programmes – commercial paper	501	500
Lease liabilities under IFRS 16	185	209
Other borrowings	11	10
Operational borrowings attributable to shareholder-financed businesses	697	719

With-profits business:
Lease liabilities under IFRS 16	114	138
Other borrowings	4	4
Operational borrowings attributable to with-profits businesses	118	142
Total operational borrowings	815	861